Note 23 - Financial Liabilities at Amortised Cost - Repurchase Agreements (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Repurchase Agreements Abstract
Financial institutions Repurchase Agreements	$ 14,321,000	$ 421,395,000	$ 249,000,000
Total Repurchase Agreements	$ 14,321,000	$ 421,395,000	$ 249,000,000